Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
22.	Fair Value Measurements
Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy that prioritizes the inputs used to measure fair value is as follows:

Level 1	–	Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2	–	Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3	–	Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable, which reflect the reporting entity’s own assumptions about the assumptions that market participants would use in establishing a price.
Assets and liabilities measured at fair value on a recurring basis
The following tables present Canon’s assets and liabilities that are measured at fair value on a recurring basis consistent with the fair value hierarchy at December 31, 2022 and 2021.

	December 31, 2022
	Level 1	Level 2	Level 3	Total

	(Millions of yen)
Assets:
Cash and cash equivalents	—	627	—	627
Short-term investment:
Available-for-sale:
Corporate bonds	—	9,301	—	9,301
Investments:
Available-for-sale:
Corporate bonds	—	4,785	—	4,785
Fund trusts and others	255	383	—	638
Equity securities	21,770	—	—	21,770
Prepaid expenses and other current assets:
Derivatives	—	2,715	—	2,715

Total assets	22,025	17,811	—	39,836

Liabilities:
Other current liabilities:
Derivatives	—	1,262	—	1,262

Total liabilities	—	1,262	—	1,262

	December 31, 2021
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	—	500	—	500
Short-term investment:
Available-for-sale:
Corporate bonds	—	—	—	—
Investments:
Available-for-sale:
Corporate bonds	—	—	—	—
Fund trusts and others	281	328	—	609
Equity securities	28,640	—	—	28,640
Prepaid expenses and other current assets:
Derivatives	—	65	—	65

Total assets	28,921	893	—	29,814

Liabilities:
Other current liabilities:
Derivatives	—	2,119	—	2,119

Total liabilities	—	2,119	—	2,119

Assets and liabilities measured at fair value on a recurring basis (continued)

Level 1 investments are comprised principally of Japanese equity securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions. Level 2 assets and liabilities are comprised principally of corporate bonds included in cash and cash equivalents, investments or short-term investments, and derivatives. Corporate bonds included in cash and cash equivalents, and investments or short-term investments are valued using quoted prices for identical assets in markets that are not active or quotes obtained from counterparties or third parties.
Derivative financial instruments are comprised of foreign exchange contracts. Level 2 derivatives are valued using quotes obtained from counterparties or third parties, which are periodically validated by pricing models using observable market inputs, such as foreign currency exchange rates and interest rates, based on market approach.
Assets and liabilities measured at fair value on a nonrecurring basis
There were no significant assets or liabilities to be measured at fair value on a nonrecurring basis during the year ended December 31, 2022 and 2021.